CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Nov. 30, 2022	Jan. 26, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Common shares, shares issued (in shares)	53,688,462			1,010,000	1,010,000
Common shares, shares outstanding (in shares)	53,688,462	53,688,462		1,010,000
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00	$ 1.00